Pro Forma and Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2013
Common stock, par value	$ 0.01
Common stock, shares authorized	2,000,000,000
Common stock, shares issued	253,186,279
Common stock, shares outstanding	253,186,279
Pro Forma
Common stock, par value	$ 0.01
Common stock, shares authorized	2,000,000,000
Common stock, shares issued	253,186,279
Common stock, shares outstanding	253,186,279
Financing in ownership interest in Consumer Loan Companies subsequent to period end	$ 150,000
Purchase price of servicing advances receivable and rights to MSRs committed to be purchased subsequent to year end	3,300,000
UPB of non-Agency residential loans committed to be invested in subsequent to year end	55,000,000
Amount commited to be invested in MSRs subsequent to period end	69,300
UPB of MSRs committed to be invested in subsequent to period end	31,000,000
Investments in MSRs closed subsequent to period end	36,100
Cash inflow from repurchase agreements related to Agency ARM RMBS and Non-Agency RMBS	210,700
Cash inflow from repurchase agreements related to Consumer Loan Companies	150,000
Cash inflow from notes payable related to the secured corporate loan	75,000
Cash inflow from notes payable related to residential mortgage loans	22,800
Cash outflow from servicer advances transactions	167,400
Cash outflow from trades payable	149,200
Cash outflow from purchase of Agency ARM RMBS and Non-Agency RMBS	135,500
Cash outflow from Excess MSR transactions	42,000
Cash outflows from acquisition of non-performing loans	41,000
Notes payable related to the secured corporate loan	75,000
Notes payable related to Purchased Servicer Advances	2,900,000
Notes payable related to Residential Mortgage Loans	22,800
Minority Interest Ownership	55.20%
Pro Forma | Agency RMBS
Face value of RMBS purchased subsequent to period end	196,700
Purchase price of RMBS purchased subsequent to period end	209,200
Face value of RMBS sold subsequent to period end	154,200
Sale price of RMBS sold subsequent to period end	162,900
Adjustments related to Agency ARM RMBS and Non-Agency ARMBS transactions	136,000
Repurchase Agreements entered into subsequent to period end	71,400
Pro Forma | Non-Agency RMBS
Face value of RMBS purchased subsequent to period end	774,400
Purchase price of RMBS purchased subsequent to period end	487,900
Face value of RMBS sold subsequent to period end	576,200
Sale price of RMBS sold subsequent to period end	398,700
Adjustments related to Agency ARM RMBS and Non-Agency ARMBS transactions	74,700
Repurchase Agreements entered into subsequent to period end	330,100
Repayment of repurchase agreements subsequent to period end	326,700
Pro Forma | MSRs Pool 10
Amount invested in MSRs subsequent to period end	$ 5,900